Notes to the Consolidated Statements of Cash Flows - Schedule of Changes in Liabilities Arising from Financing Activities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jan. 01, 2024 CNY (¥)	Jan. 01, 2023 CNY (¥)
Accrued interest in other payables and accruals [Member]
Notes to the Consolidated Statements of Cash Flows - Schedule of Changes in Liabilities Arising from Financing Activities (Details) [Line Items]
Beginning balance	¥ 1,046		¥ 383	¥ 369
Changes from financing cash flows	(59,057)		(91,027)	(48,741)
New leases
Disposal
Interest expenses	59,276		91,690	48,755
Interest paid classified as financing cash flows
Effect of change in foreign exchange rates
Termination of leases
Ending balance	1,265	$ 173	1,046	383
Ending balance (in Dollars)	1,265		1,046	383	¥ 1,046	¥ 383
Bank and other loans [Member]
Notes to the Consolidated Statements of Cash Flows - Schedule of Changes in Liabilities Arising from Financing Activities (Details) [Line Items]
Beginning balance	1,772,914		1,775,505	1,066,392
Changes from financing cash flows	(136,928)		(2,591)	709,113
New leases
Disposal
Interest expenses	2,279
Interest paid classified as financing cash flows
Effect of change in foreign exchange rates
Termination of leases
Ending balance	1,638,265	224,441	1,772,914	1,775,505
Ending balance (in Dollars)	1,638,265		1,772,914	1,775,505	1,772,914	1,775,505
Lease liabilities [Member]
Notes to the Consolidated Statements of Cash Flows - Schedule of Changes in Liabilities Arising from Financing Activities (Details) [Line Items]
Beginning balance	22,681		17,222	17,898
Changes from financing cash flows	(8,413)		(10,766)	(13,239)
New leases	17,108		16,194	17,782
Disposal	(1,152)
Interest expenses	1,498		1,321	1,108
Interest paid classified as financing cash flows	(1,498)		(1,321)	(1,108)
Effect of change in foreign exchange rates	8		31	37
Termination of leases				(5,256)
Ending balance	30,232	$ 4,142	22,681	17,222
Ending balance (in Dollars)	¥ 30,232		¥ 22,681	¥ 17,222	¥ 22,681	¥ 17,222